Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial assets held at fair value [Abstract]
Trading securities	€ 38	€ 60
Positive market values from derivative financial instruments	2,589	1,906
Other trading assets	(248)	35
Non-trading financial assets mandatory at fair value through profit and loss	(14)	387
Financial assets designated at fair value through profit or loss	0	2
Financial assets at fair value through other comprehensive income	20	0
Other financial assets at fair value	4	6
Total financial assets held at fair value	2,389	2,397
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	0	(2)
Negative market values from derivative financial instruments	(2,536)	(1,660)
Other trading liabilities	0	6
Financial liabilities designated at fair value through profit or loss	53	(259)
Other financial liabilities at fair value	(26)	(308)
Total financial liabilities held at fair value	(2,510)	(2,223)
Total	€ (121)	€ 174